Financing receivables (Tables)	6 Months Ended
Sep. 30, 2022
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans receivable
or
Investments in and advances to
affiliated companies
in the consolidated balance sheets as of March 31, 2022, and September 30, 2022 by portfolio segment.

	Millions of yen
	March 31, 2022
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥717,992	¥—	¥717,992
Short-term secured margin loans	442,600	—	442,600
Inter-bank money market loans	2,196	—	2,196
Corporate loans	1,206,349	1,210,590	2,416,939

Total loans receivable	¥2,369,137	¥1,210,590	¥3,579,727

Advances to affiliated companies	1,000	—	1,000

Total	¥2,370,137	¥1,210,590	¥3,580,727

	Millions of yen
	September 30, 2022
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥751,077	¥—	¥751,077
Short-term secured margin loans	518,027	—	518,027
Inter-bank money market loans	3,266	—	3,266
Corporate loans	1,515,685	1,415,348	2,931,033

Total loans receivable	¥2,788,055	¥1,415,348	¥4,203,403

Advances to affiliated companies	4,000	—	4,000

Total	¥2,792,055	¥1,415,348	¥4,207,403

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts	The following table presents changes in the total allowance for incurred credit losses for the six and three months ended September 30, 2021 and 2022 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2021
	Allowance for current expected credit losses				Allowances against receivables other than loans (1)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784
Provision for losses (2)	—	—	8,924	8,924	78	9,002
Charge-offs	—	—	(17)	(17)	(62)	(79)
Other (3)	161	—	718	879	(1,875)	(996)

Ending balance	¥1,443	¥—	¥57,610	¥59,053	¥2,658	¥61,711

	Millions of yen
	Six months ended September 30, 2022
	Allowance for current expected credit losses				Allowances against receivables other than loans (1)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346
Provision for losse s	672	—	1,372	2,044	15	2,059
Charge-offs	(1,523)	—	(2,552)	(4,075)	—	(4,075)
Other (3)	(417)	—	7,981	7,564	262	7,826

Ending balance	¥1,166	¥—	¥69,154	¥70,320	¥1,836	¥72,156

	Millions of yen
	Three months ended September 30, 2021
	Allowance for current expected credit losses				Allowance for receivables other than loans (1)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,273	¥—	¥57,559	¥58,832	¥2,587	¥61,419
Provision for losses	—	—	(273)	(273)	75	(198)
Charge-offs	—	—	(10)	(10)	(5)	(15)
Other (3)	170	—	334	504	1	505

Ending balance	¥1,443	¥—	¥57,610	¥59,053	¥2,658	¥61,711

	Millions of yen
	Three months ended September 30, 2022
	Allowance for current expected credit losses				Allowance for receivables other than loans (1)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥3,016	¥—	¥65,242	¥68,258	¥1,842	¥70,100
Provision for losses	90	—	156	246	(13)	233
Charge-offs	(1,523)	—	(82)	(1,605)	—	(1,605)
Other (3)	(417)	—	3,838	3,421	7	3,428

Ending balance	¥1,166	¥—	¥69,154	¥70,320	¥1,836	¥72,156

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for losses of ¥9,289 million was recognized during the quarter ended June 30, 2021.
(3)	Primarily includes the effect of foreign exchange movements and recoveries collected.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2022 and September 30, 2022.

	Millions of yen
	March 31, 2022
	2022	2021	2020	2019	2018	2017 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥106,554	¥126,834	¥8,325	¥17,308	¥9,213	¥12,729	¥—	¥280,963
BB-CCC	80,167	169,655	1,693	638	587	6,779	—	259,519
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	82,304	—	—	—	—	—	82,304

Total secured loans at banks	¥186,721	¥378,793	¥10,018	¥17,946	¥9,800	¥19,508	¥—	¥622,786

Unsecured loans at banks:
AAA-BBB	¥6,000	¥18,175	¥12,703	¥20,565	¥9,982	¥25,841	¥—	¥93,266
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	1,940	—	—	—	1,940
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,000	¥18,175	¥12,703	¥22,505	¥9,982	¥25,841	¥—	¥95,206

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	169,195	23,238	—	—	—	—	250,167	442,600

Total short-term secured margin loans	¥169,195	¥23,238	¥—	¥—	¥—	¥—	¥250,167	¥442,600

Unsecured inter-bank money market loans:
AAA-BBB	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196

Secured corporate loans:
AAA-BBB	¥—	¥52,545	¥86,910	¥20,710	¥3,258	¥52,496	¥9,916	¥225,835
BB-CCC	86,300	307,636	14,718	131,266	115,494	30,085	92,039	777,538
CC-D (2)	—	57,524	—	—	—	—	—	57,524
Others (1)	455	20	25	26	10	101	96	733

Total secured corporate loans	¥86,755	¥417,725	¥101,653	¥152,002	¥118,762	¥82,682	¥102,051	¥1,061,630

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	11,621	20,516	—	1,989	—	—	—	34,126
CC-D	—	—	—	—	—	—	—	—
Others	—	438	191	—	109,959	5	—	110,593

Total unsecured corporate loans	¥11,621	¥20,954	¥191	¥1,989	¥109,959	¥5	¥—	¥144,719

Advances to affiliated companies
AAA-BBB	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥462,488	¥859,885	¥124,565	¥194,442	¥248,503	¥128,036	¥352,218	¥2,370,137

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥57,524 million to a U.S. client in connection with the U.S. Prime Brokerage Event.

	Millions of yen
	September 30, 2022
	2022	2021	2020	2019	2018	2017 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥183,353	¥75,873	¥8,275	¥17,940	¥8,972	¥10,828	¥—	¥305,241
BB-CCC	170,985	93,971	2,739	629	645	6,439	—	275,408
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	89,114	—	—	—	—	—	89,114

Total secured loans at banks	¥354,338	¥258,958	¥11,014	¥18,569	¥9,617	¥17,267	¥—	¥669,763

Unsecured loans at banks:
AAA-BBB	¥7,060	¥17,317	¥11,935	¥15,553	¥7,519	¥21,930	¥—	¥81,314
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥7,060	¥17,317	¥11,935	¥15,553	¥7,519	¥21,930	¥—	¥81,314

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	232,540	25,737	—	—	—	—	259,750	518,027

Total short-term secured margin loans	¥232,540	¥25,737	¥—	¥—	¥—	¥—	¥259,750	¥518,027

Unsecured inter-bank money market loans:
AAA-BBB	¥3,266	¥—	¥—	¥—	¥—	¥—	¥—	¥3,266
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥3,266	¥—	¥—	¥—	¥—	¥—	¥—	¥3,266

Secured corporate loans:
AAA-BBB	¥357,320	¥248,311	¥159,325	¥201,901	¥8,451	¥106,520	¥25,261	¥1,107,089
BB-CCC	11,869	22,211	—	22,625	20,000	13,028	78,909	168,642
CC-D (2)	—	67,730	—	—	—	—	—	67,730
Others (1)	500	17	24	23	7	88	67	726

Total secured corporate loans	¥369,689	¥338,269	¥159,349	¥224,549	¥28,458	¥119,636	¥104,237	¥1,344,187

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	37,193	968	—	—	—	—	—	38,161
CC-D	—	—	—	2,373	—	—	—	2,373
Others	71	513	180	—	130,194	6	—	130,964

Total unsecured corporate loans	¥37,264	¥1,481	¥180	¥2,373	¥130,194	¥6	¥—	¥171,498

Advances to affiliated companies
AAA-BBB	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥—	¥4,000

Total	¥1,007,157	¥642,762	¥182,478	¥261,044	¥175,788	¥158,839	¥363,987	¥2,792,055

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥67,730 million in relation to the U.S. Prime Brokerage Event.